Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	$ 35,474	$ 21,520	$ 20,745
Less Than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	4,813	4,437	3,137
Later than one year and not later than five years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	22,371	12,451	13,361
Later Than Five Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating Lease by lessor	$ 8,290	$ 4,632	$ 4,247